Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense, Current [Abstract]
Insurance and other claims	$ 1,709	$ 1,761
Advances to suppliers and other assets	4,964	2,128
Prepaid vessel expenditure	0	840
Prepaid insurances	998	787
Other	461	698
Total	$ 8,132	$ 6,214